Capital and reserves (Details) - 6 months ended Jun. 30, 2025	CNY (¥) shares	$ / shares
Disclosure Authorized Share Capital [Line Items]
Issuance of Class A ordinary shares for exercise of share options	¥ 49,653,000
Proceeds from issuance of Class A ordinary shares for exercise of share options	25,534,000
Share premium [member]
Disclosure Authorized Share Capital [Line Items]
Issuance of Class A ordinary shares to settle vested RSUs	(3,000)
Issuance of Class A ordinary shares for exercise of share options	49,652,000
Class A ordinary shares issued to depositary bank	¥ (4,000)
RSU's
Disclosure Authorized Share Capital [Line Items]
Number of equity instruments vested | shares	62,437,467
Number of shares withheld to fund withholding tax obligation | shares	1,250,674
Withholding tax payable amount	¥ 50,800,000
Class A Ordinary Shares [Member]
Disclosure Authorized Share Capital [Line Items]
Number of stock awards issued | shares	61,186,793
Par value per share | $ / shares		$ 0.0001
Issuance of Class A ordinary shares to settle vested RSUs	¥ 3,000
Number of stock issued, shares, share options exercised | shares	11,164,145
Issuance of Class A ordinary shares for exercise of share options	¥ 1,000
Proceeds from issuance of Class A ordinary shares for exercise of share options	¥ 25,500,000
Shares issued during the period related to vesting of restricted stock awards and share options | shares	60,000,000
Issuance of restricted stock award and share options	¥ 0
Class A ordinary shares issued to depositary bank	¥ 4,000
Shares issued as on date related to vesting of restricted stock awards | shares	31,956,201
Shares issued as on date related to vesting of share options | shares	4,024,221
Class A Ordinary Shares [Member] | Share premium [member]
Disclosure Authorized Share Capital [Line Items]
Issuance of Class A ordinary shares to settle vested RSUs	¥ (1,000)